Detail of Accrued Expenses and Other Current Liabilities - Detail of Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Detail of Accrued Expenses [Abstract]
Payroll and other compensation	$ 268	$ 155
Self-insurance claims and reserves	192	179
VICI Call Right	177	0
Accrued taxes	137	56
Advance deposits	126	33
Disputed claims liability (See Note 11)	112	0
Chip and token liability	38	20
Other accruals	276	198
Total accrued expenses and other current liabilities	$ 1,326	$ 641